SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2015
Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Group in preparing these financial statements.

Basis of preparation—The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The accounting records of the Group are maintained in accordance with the provisions of the Greek Company Law, the Greek Banking Chart of Accounts, the Code for the Tax Recording of Transactions in accordance with Greek Law 4308/2014 and the Bank of Greece regulations (collectively, Greek GAAP), except for foreign subsidiaries which maintain their accounting records in accordance with the legislation and regulations of the country in which they operate. Necessary adjustments are made, for financial reporting purposes, in order to comply with U.S. GAAP.

The Group's consolidated income statement for the twelve month period ended December 31, 2015 has been prepared stating separately continuing operations from discontinued operations, the latter relating to Finansbank in accordance with ASC 205-20 “Discontinued Operations”. The comparative income statements for the years 2014 and 2013 have been restated accordingly. Group's consolidated balance sheet for the twelve month period ended December 31, 2014 has also been restated for discontinued operations i.e. Finansbank A.S. Long lived assets held for sale and the liabilities directly associated with long lived assets in the balance sheet for the year 2015, comprise Finansbank A.S., the Private Equity Funds and Astir Palace Vouliagmenis S.A and Astir Marina Vouliagmenis S.A. as follows:

  Finansbank A.S.: On November 3, 2015, the Bank's Board of Directors approved the plan to proceed with the disposal of its entire stake in Finansbank (the “Finansbank Transaction”). On December 21, 2015, the Bank's Board of Directors approved the sale to Qatar National Bank (“QNB”) of NBG Group's 99.81% stake in Finansbank A.S. together with NBG's 29.87% direct stake in Finans Leasing. Furthermore, on January 18, 2016, the Extraordinary General Meeting of the Bank's Shareholders approved the transaction, which is also in line with the relevant commitment included in the Restructuring Plan approved by the Directorate General for the Competition of the European Commission (“DG-Group”) on December 4, 2015 (“Revised Restructuring Plan”). The agreed consideration for the transaction amounts to EUR 2,750 million. In addition, QNB will repay upon closing the USD 910 million of subordinated debt that NBG has extended to Finansbank. The disposal is consistent with the Group's capital action plan to address the capital shortfalls identified by the 2015 Comprehensive Assessment carried out by the ECB and satisfies the relevant commitment in Revised Restructuring Plan. The closing of the transaction is subject to customary regulatory and corporate approvals and is expected within the first semester of 2016. As a result, the investment in Finansbank qualifies to be classified as a disposal group held for sale on November 3, 2015. Furthermore, Finansbank meets the definition of a discontinued operation because in accordance with ASC 205-20 “Discontinued Operations”,itrepresents a strategic shift that has a major effect on the Group's operations and financial results.

  NBGI Private Equity Funds: On December 21, 2015, the Bank's Board of Directors approved the plan to proceed with the disposal of its entire stake in eleven Limited Partnerships (“the Private Equity Funds”) located in UK and held directly or indirectly by NBG and managed by NBGI PE Limited. On February 2, 2016 the Bank entered into a definitive agreement to sell the 100,0% of its interests in Funds to funds managed by Deutsche Bank Private Equity and Goldman Sachs Asset Management. The agreed consideration for the transaction amounts to EUR 288 million. The disposal is consistent with the Group's capital action plan to address the capital shortfalls identified by the 2015 Comprehensive Assessment carried out by the ECB and satisfies the relevant commitment in the Revised Restructuring Plan. Closing of the transaction is expected within the first semester of 2016, subject to the approval from the Financial Conduct Authority, and antitrust authorities. As a result, the investment in the Private Equity Funds qualifies to be classified as held for sale on December 21, 2015 in accordance with ASC 360-10-45-11 “Long-Lived Assets Classified as Held for Sale”, as the requirements and conditions specified by the Standard are met.

  Astir Palas Vouliagmenis S.A.: On February 10, 2014 Jermyn Street Real Estate Fund IV L.P. (“JERMYN”) was nominated as Preferred Investor pursuant to the international open competitive process for the acquisition of a majority of the share capital of Astir Palace Vouliagmenis S.A. Further to the transaction approval by the Council of Audit on June 5, 2014 the Sale and Purchase Agreement (the “Astir SPA”) was executed on September 17, 2014 between NBG, the Hellenic Republic Asset Development Fund S.A. (“HRADF”) in their capacity as sellers, Apollo Investment Hold Co in its capacity as the buyer, and JERMYN in its capacity as Guarantor. Apollo Investment Hold Co is an SPV, 100.00% owned by JERMYN. The transaction is intended to close following the fulfillment of relevant conditions precedent. These include, among others, the issuance and publication of the applicable Special Public Real Estate Area Development Plan (the “Plan”) in the Government Gazette. In March 2015, the Council of State reached a negative decision regarding the submitted Plan. Following these developments NBG, HRADF and the Preferred Investor initiated consultations within the context of existing competitive process, applying the relevant provisions of the Astir SPA. The relevant Consultation Period (as per the current Astir SPA terms) began on May 11, 2015 and was extended to December 31, 2015 in agreement with the Preferred Investor. The consultations between the Parties resulted in an agreement which was included in an Addendum to the Astir SPA dated December 31, 2015 by means of which the original plan is substituted by a new draft Special Public Real Estate Area Development Plan. Given that the delay is caused by events and circumstances beyond NBG's control and that NBG remains committed to its plan to sell the subsidiary, the assets and liabilities of Astir Palace Vouliagmenis S.A. and Astir Marina Vouliagmenis S.A. (an 100.00% subsidiary of Astir Palace Vouliagmenis S.A.) continue to be presented as non – current assets held for sale in accordance with ASC 360 10 45 11 “Long Lived Assets Classified as Held for Sale”, as the requirements and conditions specified by the Standard are met.

Going concern

Liquidity

During the first half of 2015, as a result of the negotiations between the new Greek government and the European Commission, the European Central Bank (“ECB”) and International Monetary Fund (“IMF”) (collectively the “Institutions”) towards reaching a permanent agreement regarding Hellenic Republic's financing needs, the uncertainty regarding the financing needs of the Hellenic Republic increased and led to significant deposits outflows from the Greek banks. Liquidity in the Greek banking system declined significantly, reflecting a sizeable contraction of the domestic deposit base between November 2014 and July 2015 of EUR 52.7 billion, accompanied by a sharp increase in reliance on ECB and Emergency Liquidity Assistance (“ELA”) to above EUR 125.3 billion in July 2015 from EUR 56.0 billion in December 2014, although such funding obligations declined to EUR 107.5 billion in December 2015.

In part as a response to the substantial contraction in deposits, on June 28, 2015, a bank holiday was declared for all credit institutions operating in Greece. This bank holiday was in place until July 19, 2015. The Greek government imposed numerous restrictions on financial transactions during and after this period, many of which currently continue to apply. The initial capital controls involved maximum daily withdrawal limits of 60 Euros from individual deposit accounts and limitations on transfers of funds abroad were imposed, with certain exceptions. The presently operational capital controls involve, among other limitations, a maximum cumulative weekly withdrawal limit of 420 Euros per depositor, per bank, continued certain prohibitions on the transfer of capital and cash outside of Greece, the prohibition on the opening of new accounts except for specified permitted purposes and a ban on the unwinding of certain financial arrangements (such as the prepayment of loans or accounts not established to serve certain specified purposes).

During the first half of 2015, the structure of the Bank's liquidity position has changed substantially. The reasons for this change were the economic turbulence and the uncertainty in the Greek banking sector that was caused by the ongoing negotiations between the Greek government and the Institutions. More specifically, the Bank faced significant deposit outflows of EUR 8.4 billion, as well as the cancellation of about EUR 3.6 billion of repurchase agreements with financial institutions. This in turn caused an increased dependence on Eurosystem funding and a commensurate deterioration of the Bank's counterbalancing capacity. Furthermore, in February 2015, ECB lifted the waiver on accepting notes issued or guaranteed by the Hellenic Republic as collateral for repurchase agreements, which forced the Bank to cover its increasing funding shortfall through the ELA. In the height of the liquidity crisis, on June 29, 2015 due to the termination of the negotiations and ECB's decision to freeze the level of ELA, Greek authorities imposed capital controls, in order to prevent a widespread bank run and to preserve the sustainability of the Greek banking system. Moreover, on July 7, 2015, ECB raised the haircuts on the notes issued or guaranteed by the Hellenic Republic, which subsequently further lowered the Bank's buffer for ELA refinancing. As a result of the above developments, the Bank's Eurosystem funding increased in the first half of 2015 by EUR 13.3 billion and reached EUR 27.6 billion as at June 30, 2015. However, even at that point, the Bank retained adequate buffer of ELA eligible collateral, of around EUR 5.5 billion, in order to cover further outflows.

During the second half of 2015, while the capital controls remained in force, the liquidity position of the Bank was improved. Eurosystem funding was reduced by about EUR 3.5 billion and ELA funding decreased by about EUR 6.1 billion. The main driver for these developments was the Bank's successful share capital increase that was completed in December 2015. The Bank not only enhanced its capital base, but also increased the amount of its ECB eligible collateral by receiving an amount of EUR 2.7 billion of ESM bonds, under the relevant subscription agreement. Additionally, the Bank further reduced its liabilities through the LME, by replacing all of its long-term debt, except for the covered bonds, with equity. Finally, the Bank's liquidity profile was further strengthened by a moderate increase of about EUR 1 billion in its customer deposits and by further deleveraging. In this context, on December 31, 2015, the ECB funding stood at EUR 12.5 billion, while ELA funding was EUR 11.5 billion, amounting to a total exposure to the Eurosystem of EUR 24.0 billion, whereas the Bank's liquidity buffer stood at EUR 8.4 billion (cash value), of which EUR 0.1 billion was collateral eligible for funding with the ECB and EUR 8.3 billion was collateral that could be posted in order to draw liquidity from ELA. Total Eurosystem funding amounted to EUR 14.2 billion at December 31, 2014, EUR 20.7 billion at December 31, 2013 and EUR 34.7 billion at June 30, 2012, when it reached the highest amount. Furthermore, as of May 4, 2016, Eurosystem funding has decreased to EUR 22.1 billion, of which EUR 11.1 billion through ELA, while additional financial assets of an estimated cash value EUR 6.2 billion (cash value) were available for further liquidity. In addition, if the Greek government decides to lift the capital controls, deposit outflows could have a material impact on our deposit base and on the amount of our ECB and ELA eligible collateral, which could have a material adverse impact on our liquidity and our ability to access Eurosystem funding in the future, which may in turn threaten our ability to continue as a going concern.

Macroeconomic developments

In view of the severe economic and financial disturbance that appeared to threaten the participation of the country to the European Monetary Union (“EMU”) and the EU, the Greek government officially requested financial assistance from the European Union on July 10, 2015 with a view to restore confidence and enable the return of the economy to sustainable growth, and safeguarding the country's financial stability. The Greek request received consent, in principle, from the Eurogroup for a new three-year loan program via the ESM.

Indeed, on August 19, 2015 – and following the Eurogroup Statement of August 14, 2015 – the Board of Governors of the ESM approved the proposal for a Financial Assistance Facility Agreement (“FFA”) with Greece, as well as adopted a Memorandum of Understanding (“MoU”) with Greece. On August 20, 2015, the first sub-tranche of EUR 13 billion of the new Program (the “Program”) was disbursed for covering budget financing and debt servicing needs of the Hellenic Republic, EUR 10 billion in ESM notes, have been made immediately available for bank recapitalization and resolution purposes. Following the agreement and legislation of two additional sets of prior actions, the Greek government received another EUR 3 billion related to the first Program installment, in two sub-tranches in November and December 2015. This funding has been used to cover external debt servicing needs and contributed to a normalization of government spending and to the clearance of about EUR 0.5 billion of Government arrears to the domestic private sector (Source: ESM, December 2015 and Ministry of Finance).

The above developments resulted in the upgrade of Greek sovereign debt by the main rating agencies: S&P raised their rating by two notches to 'CCC+' on July 21, 2015, while Fitch upgraded Greek debt by one notch to 'CCC', on August 18, 2015. On September 25, 2015, Moody's maintained Greece's sovereign rating at 'Caa3' but changed the outlook to stable from negative as it had placed the country's rating on review for further downgrade since July 1, 2015. Finally, S&P Ratings upgraded Greek debt by one notch to 'B-' on January 22, 2016 with a stable outlook, referring to the milder than expected recession and progress made in fiscal and reform targets of the Program as the key determinants of its rating decision (Source: Bloomberg).

As regards, developments in the Greek sovereign bond yields, the intensifying international headwinds since end-2015 and the delayed completion of the pending first review of the Program in late-2015 and early 2016 pushed the yields on Greek 10-year sovereign bond yields higher in January - February 2016 (by 143 bps to 10.4% on average, in February 2016), following a steady decline between July 2015 and December 2015 (a cumulative fall in 10-year Greek government bond yields of 520 bps) (Source: Bloomberg database).

Capital adequacy

The Group's Common Equity Tier 1 (“CET1”) ratio at December 31, 2015 increased to 14.5% (see Note 36). Furthermore, on November 13, 2015 the ECB approved the Bank's Capital Plan targeted to address the Bank's capital shortfall under both the Baseline and the Adverse scenarios of the ECB's 2015 Comprehensive Assessment, as announced on October 31, 2015 (see Note 36). Part of the Capital Plan was the share capital increase completed in December 2015.

Going concern conclusion

Management concluded that the Bank is going concern after considering (a) its current access to the Eurosystem facilities, (b) agreement reached between the Institutions and the Hellenic Republic in July/August 2015, (c) the Bank's and the Group's CET1 ratio of December 31, 2015 and (d) the expected positive impact on the Bank's and the Group's CET1 ratio from the remaining actions included in the Capital Plan, and in particular the completion of the disposal of Finansbank, expected by June 30, 2016.

Nevertheless, any significant deterioration of the economic environment due to, for example, adverse developments in the completion of the first review of the Program for the financing of the Hellenic Republic, could have a negative impact on the Bank, including its ability to raise funding through ELA, which may adversely affect the Group's and the Bank's ability to continue as a going concern.

The resolution of these material uncertainties depend, among other factors, on the successful completion of the first review of the Program, a solution for the financing needs of the Greek government, and the re-establishment of the waiver by the ECB to the use of Greek government bonds in the Eurosystem, which would likely result in a positive flow of deposits to the banking system, including NBG, and access to the international financial markets.

Principles of consolidation—The consolidated financial statements of the Group include the accounts of the Bank and its direct and indirect subsidiaries, other than variable interest entities (''VIEs''), in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control, for entities in which the equity holders have substantive voting interests. The Group also consolidates VIEs where the Group is the primary beneficiary. The Group consolidates a VIE when it has both the power to direct the activities that most significantly impact the VIE's economic success and a right to receive benefits or absorb losses of the entity that could be potentially significant to the VIE. The effects of inter-company transactions and balances have been eliminated. Changes in an ownership interest in a subsidiary that does not result in the Group losing control over the subsidiary are accounted for as equity transactions.

Subsequent events—All material events that occurred after the latest balance sheet date and before the financial statements were issued, have been either recognized or disclosed in the Notes to the consolidated financial statements.

Redeemable non-controlling interest—Non-controlling interests (NCI) that are subject to put options held by third parties are accounted for as redeemable equity instruments. Redeemable NCI is presented outside ''Permanent equity'' as ''Temporary equity''. Such redeemable NCI is measured initially at fair value and subsequently at the higher of the cumulative amount that would result from applying the measurement guidance in ASC 810-10 or the redemption value, with any subsequent changes recognized immediately as they occur, and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. This adjustment is determined after the attribution of net income or loss of the subsidiary, pursuant to ASC 810-10. Such changes are recognized directly in ''Accumulated Surplus''.

Foreign currency translation—Assets, liabilities and operations of foreign branches and subsidiaries are recorded based on the functional currency of each entity. The functional currency is the local currency for the majority of the foreign operations. The assets, liabilities and equity are translated, for consolidation purposes, from the other local currencies to the reporting currency, EUR, at the current exchange rates. The resulting gains or losses are reported as a component of other comprehensive income and losses within shareholder's equity. Transactions executed in other than local currencies are first translated into the local reporting currency. Any related currency exchange adjustments are included in net trading profit/(loss).

Statement of cash flows—For the purposes of the consolidated statements of cash flows, cash and cash equivalents are defined as the sum of the amounts included in the balance sheet line items “Cash and due from banks” and line item “Cash and due from banks” of discontinued operations and long-lived assets held for sale (see Note 17).

Securities: Trading, Available-for-Sale (AFS), Held-to-Maturity (HTM)—Debt securities are classified as trading, available-for-sale or held-to-maturity and equity securities are classified as trading or available-for-sale, based on management's intention on the date of purchase. Debt securities which management has the positive intent and ability to hold to maturity are classified as held-to-maturity and are reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of resale in the near term are classified as trading instruments and are stated at fair value with realized and unrealized gains and losses included in net trading gain/(loss). All other debt and equity securities are classified as available for sale and carried at fair value with net unrealized gains and losses included in accumulated other comprehensive income/(loss) on a net of tax basis. Interest and dividends on securities, including amortization of premiums and accretion of discounts are included in interest income. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis determined using the average cost method at the individual security level. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in accumulated other comprehensive income/(loss) for available-for-sale securities, while such losses related to held-to-maturity securities are not recorded, as these investments are carried at their amortized cost (less any other-than-temporary impairment).

The Group conducts and documents periodic reviews of all securities with unrealized losses to evaluate whether an Other-than-Temporary-Impairment (OTTI) exists. Any credit related OTTI related to debt securities that the Group does not plan to sell and is not likely to be required to sell, is recognized in income statement as unrealized losses, with the non-credit related OTTI retained in accumulated other comprehensive income/(loss). For other impaired debt securities and equity securities, the entire OTTI is recognized in earnings as unrealized losses.

Factors considered in determining whether a loss is temporary include (a) the length of time for which fair value has been below cost; (b) the severity of the impairment; (c) the cause of the impairment and the financial condition and near-term prospects of the issuer; (d) activity in the market of the issuer which may indicate adverse credit conditions; and (e) the Group's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery.

For investments in equity securities (including mutual fund units), the Group considers the various factors described above, including its intent and ability to hold the equity security for a period of time sufficient for recovery of cost. When the Group lacks that intent or ability, the security's decline in fair value is deemed to be other than temporary and is recorded in income statement. In general, a significant and prolonged unrealized loss is an OTTI unless significant and robust evidence to the contrary exists.

Available-for-sale equity securities deemed to be other-than-temporarily impaired are written down to fair value, with the full difference between fair value and cost recognized in earnings.

Reclassifications between categories of investments—When rare circumstances cause significant deterioration in the trading activity or substantially affect the observable prices of investment securities classified in the trading category, the Group reclassifies such securities out of the trading category and into the held-to-maturity or available-for-sale categories, provided the securities meet definition of the respective category at the date of reclassification. Such reclassifications can occur only once, in response to a single rare event.

If there is a change in intention or ability to hold a debt security to maturity, the Group reclassifies such securities out of the available-for-sale category and into the held-to-maturity category, provided the instruments meet the definition of the latter, at the date of reclassification.

For securities reclassified as described above, the fair value at the date of reclassification becomes the new amortized cost at that date.

When the securities reclassified out of the trading category include embedded derivatives, the Group reassesses at the reclassification date, whether the embedded derivatives need to be separated from the host contract, on the basis of the circumstances that existed when the Group became a party to the contract.

Derivatives—The Group maintains an overall risk management strategy that incorporates the use of derivative instruments to reduce certain risks related to interest rate and foreign currency volatility. On the date the Group enters into a derivative contract, the Group designates the derivative instrument as either hedging or as a freestanding derivative instrument. At December 31, 2014 and 2013 the Group did not have any of its derivative instruments designated as hedging instruments. For freestanding derivative instruments, changes in fair values are reported in current period net income and included in the net trading gain/(loss).

All derivatives are recognized on the consolidated balance sheet at fair value, without taking into consideration the effects of legally enforceable master netting agreements that allow the Group to settle positive and negative positions and offset cash collateral held with the same counterparty on a net basis. Derivatives are recorded as derivative assets or liabilities. The Group's Management exercises judgment in determining the fair value of financial assets and liabilities. For exchange traded contracts, fair value is based on quoted market prices. For non-exchange traded contracts, fair value is based on pricing models, discounted cash flow analysis or quoted prices for instruments with similar characteristics. Valuations of derivative assets and liabilities reflect the value of the instrument including the values associated with counterparty risk. These values also take into account the Group's own credit standing, thus the valuation of the derivative instruments includes the value of the net credit differential between the counterparties to the derivative contract.

The Group occasionally purchases or issues financial instruments containing embedded derivatives. The embedded derivative is separated from the host contract and carried at fair value if the economic characteristics and risks of the derivative are not clearly and closely related to the economic characteristics of the host contract.

Offsetting—Financial assets and liabilities are offset and the net amount is reported in the consolidated balance sheet when, and only when there is a legally enforceable right to offset the recognised amounts and there is an intention to realize the asset and settle the liability simultaneously or on a net basis.

Equity method investments—Equity investments in which the Group exercises significant influence but does not control, are initially recorded at cost and the carrying amount of the investments is adjusted to recognize the Group's share of the profit or losses of investees after the date of acquisition. The amount of the adjustment, after elimination of any intercompany gains and losses and impairment of goodwill, if any, is included in the determination of the Group's net income. Dividends received by the Group from its equity method investments reduce the carrying amount of those investments.

The excess of the cost of acquisition of the investments and the Group's equity in the investee's underlying net assets represents purchased goodwill. Equity method investment goodwill is not amortized but all equity investments are reviewed for impairment annually.

Loans and leases—Loans are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance.

Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment to the yield of the related loans.

There are no loans that have been originated which are intended for sale in the secondary market.

Investments in purchased loans or group of loans include the amount paid to the seller plus any fees paid or less any fees received. All other costs incurred in connection with acquiring purchased loans or committing to purchase loans are charged to expense as incurred. When the initial investment differs from the related loan's principal amount at the date of purchase, the difference is recognized as an adjustment of yield over the life of the loan.

Purchased loans with evidence of credit quality deterioration for which it is probable that the Group will not receive all contractually required payments receivable are accounted for as purchased credit impaired loans (''PCI loans''). The excess of the cash flows expected to be collected on PCI loans, measured as of the acquisition date, over the estimated fair value is referred to as the accretable yield and is recognized in interest income over the remaining life of the loan using a level yield methodology.

Loans also include aggregate rentals on lease financing transactions and residual values net of related unearned income. Lease financing transactions represent direct financing leases. Unearned income is amortized under a method that results in an approximate level rate of return when related to the unrecovered lease investment.

A loan is determined to be past due when any amount with respect to the loan is not collected when contractually due.

The Group has identified two portfolio segments in accordance with ASC 310-10-20 and its internal policies, consumer loans and commercial loans. Consumer loans consist of a large number of homogeneous loans of small amounts given to individual borrowers. Therefore, the consumer loans portfolio is diversified and more resilient to specific risks associated with individual borrowers, but may be more severely affected by changes in macroeconomic conditions (e.g. GDP evolution, unemployment and disposable income). Commercial loans in general consist of large exposures to fewer borrowers to cover their business financing needs. The commercial loans portfolio is less diversified, and therefore, more vulnerable to risks associated with individual borrowers.

As described in Note 13 the Group has elected fair value accounting for certain loans. Such loans are carried at fair value with changes in fair value reported in income statement.

Write-offs—The Group's write-off policy prescribes which loans and receivables fall into its scope and the criteria that must be met for each type of asset in order for each write-off to be approved by the relevant competent committee.

Loan amounts to be written off for accounting purposes are individually identified and fully provided for.

For all loan amounts written-off for accounting purposes, documentation is retained and is available to evidence and support the reasoning for the write-off and that the appropriate actions have been taken.

The following factors are taken into consideration when qualifying a loan for write-off:

(i) The past due status of the loan.

(ii) The existence of collateral held by the Group to secure the loan and the ability to liquidate that collateral.

(iii) The status of legal actions undertaken by the Group as well as the results of recent research regarding the borrower's real estate property. However, completion of such legal actions is not a necessary condition to write-off a loan if the claim against the borrower would remain valid after the loan is written-off.

(iv) The existence of other assets held by the borrower identified through available databases.

(v) An assessment of the costs expected to be incurred for pursuing recovery compared to the expected recovery. In particular:

(i) Mortgages are written-off for accounting purposes after a maximum period in past-due of at least 10 years and when there is no realistic prospect of recovering those amounts. The competent business units ensure that all appropriate actions have been taken in order to collect and no further recovery action is possible or practicable.

(ii) Unsecured consumer, credit card and Small Business Lending (''SBL'') exposures may not be written-off for accounting purposes even after a period of at least five years after the agreement is terminated.

(iii) Corporate and secured SBL exposures are considered for write-off for accounting purposes on a case by case analysis, based on the general requirements (i)-(v) above.

In specific cases corroborated with legal evidence, such as for example fraud or bankruptcy of the borrower, exposures can be written-off for accounting purposes regardless of whether the criteria above are satisfied.

Written-off loans, either retail or corporate, are monitored until completion and exhaustion of legal actions, having taken into consideration the efforts and cost required.

Write-offs are approved by each competent committee in accordance with its authority limits prescribed in its charter.

Non-accruing loans—In general, for domestic loans the accrual of interest is discontinued at the time the loan is 90 days delinquent unless the credit is well secured and in process of collection. Residential real estate loans are placed on non-accrual status at the time the loan is 180 days delinquent. For foreign loans the accrual of interest is typically discontinued at the time the loan is 90 days delinquent. In all cases, loans are placed on non-accrual status, or written-off at an earlier date, if collection of principal or interest is considered doubtful.

The interest on these loans is accounted for on a cash-basis, until qualifying for return to accrual. Interest income is recognized upon receipt of the cash. Loans are returned to accrual status when all the principal and interest amounts contractually due are reasonably assured of repayment within a reasonable time frame (except for loans that the agreement has been terminated), or when the loans are modified (see below).

Modifications and Troubled Debt Restructurings (''TDRs'')—Modifications are considered TDRs if, for economic or legal reasons related to the customer's financial difficulties, a concession is granted to the customer that the Group would not otherwise consider. The concession granted typically involves a modification of terms such as the change of the interest rate, or the reduction of the principal, or the interest accrued off-balance sheet of the loan or the extension of maturity at a stated interest rate lower than the current market rate for a new loan with similar risk.

Each modified loan resets the number of days past due. TDRs that were non-accruing at the time of the restructuring remain non-accruing until a minimum number of payments are made by the borrower, ranging from 4 to 12 depending on the loan product. Loans classified as TDRs are considered impaired.

Allowance for loan losses and reserves for unfunded lending commitments—The allowance for loan losses is management's estimate of probable incurred losses, including probable incurred losses related to loans modified in a trouble debt restructuring. A loan is considered impaired when, based on current information and events, it is probable that the Group will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the agreement or when it has been classified as TDR.

Individually significant exposures are considered those which, if impaired would have a material impact on profit. Specifically, individually significant exposures are those customer exposures that, for each NBG Group entity, exceed the lower of 0.1% of the entity's statutory equity and EUR 750,000.

Once a loan has been identified as individually impaired, management measures impairment in accordance with ASC 310-10-35. Individually impaired loans are measured based on the present value of payments expected to be received, or for loans that are solely dependent on the collateral for repayment, the estimated fair value of the collateral. If the recorded investment in impaired loans exceeds the measure of estimated fair value, a specific allowance is established as a component of the allowance for loan losses.

The Group performs periodic and systematic detailed reviews of its lending portfolios to identify inherent risks and to assess the overall collectability of those portfolios. Specifically, our methodology has three primary components: specific allowances, coefficient analysis and homogeneous analysis.

Specific allowance: For individually significant commercial loans, specific allowances are recorded based on: historical loss experience, current economic conditions and performance trends within specific industry sectors, payment history, cash flow analysis, collateral value and any other pertinent information. Future expected cash flows take into consideration the customer's risk profile, historical information for similar customers as well as an estimate of the impact of current economic conditions and negative credit trends existing at the time of the assessment. These estimates are management's best estimates regarding the probable impact of the current economic environment on credit losses. If necessary, an allowance for loan losses is established for loans subject to specific allowance. Loss is measured as the difference between the loan's carrying amount and the present value of estimated future cash flows expected to be received.

Coefficient analysis: Most non-significant commercial loans are subject to coefficient analysis. A coefficient analysis is performed on commercial loans, for which no specific allowance is calculated, as described above and the related allowance is calculated using internal credit rating model. Individual loans are classified by the rating model into 21 risk categories, as described in the Corporate Credit Policy document. The rating class stems from the model algorithm taking into account both quantitative and qualitative factors like industry sector, payment history (including delinquency), capital structure etc. Each individual corporate customer is re-assessed at least once a year (and more frequently if necessary) and its rating may change based on the customer's financial position and prospects, qualitative criteria and current market conditions. Allowance percentages, or coefficients, based on historic loss rates among these groupings are then applied to determine the allowance for loan losses to be recorded. Our coefficient analysis for the commercial portfolio uses historical data to estimate the default rate assigned to each credit rating. Our rating model was first launched in the beginning of 2007. It was optimized for its use in Greece and validated and calibrated by an internationally recognized and independent advisor. Since then, it is monitored regularly by our Group Risk Management Division, following the Basel II guidelines on monitoring of rating models. The accuracy statistics has shown a slight deterioration in the predictive ability but still the model performs well within the accepted limits, so no change in criteria and weights was necessary. Loss rates are estimated at least annually as at the reporting date.

Homogeneous analysis: The allowance on certain homogeneous loan portfolios, which generally consist of mortgage loans, credit cards and other consumer loans in the consumer loans portfolio segment, and certain non-significant commercial loans is based on the valuation of aggregated portfolios of homogeneous loans, generally by loan type, products.

Loss forecast models are utilized for portfolios of homogeneous loans which consider a variety of factors including, but not limited to, historical loss experience, defaults or foreclosures based on portfolio trends, delinquencies and credit scores, and expected loss factors by loan type. In addition, in calculating our homogeneous allowances for loan losses we consider the current economic conditions and trends and changes in lending policies and procedures (see Note 13). The period analyzed for the estimation of the loss rates takes into consideration the long recovery periods historically observed in Greece, and is sevenyears for credit cards and consumer loans and over twelve years for mortgage loans. These longer recovery periods follow from Greek legislation and judicial system, as well as business practices.

Allowances for losses inherent in loans made through our branches and subsidiaries outside of Greece are estimated by the branch or subsidiary which originated the loan. Methodologies applied are similar to those employed by the Group, for loans in Greece.

Additions to the allowance for loan losses are made by charges to the provision for loan losses and credit exposures deemed to be uncollectible are charged against the provision for loan losses.

Subject to compliance with tax laws in each jurisdiction, a loan which is deemed to be uncollectible or forgiven is written off against the related provision for loans impairment. Subsequent recoveries of amounts previously charged as uncollectible are credited to provision for loan losses in the Income statement.

Under Greek regulations, loans cannot be written off until legal remedies for recovery, which can be a very lengthy process, have been exhausted. Similar regulations apply to our subsidiaries outside Greece, however the legal process takes, in general, significantly less time than in Greece. Historical loss amounts are based on recoveries relating both to balances written off and to balances not written off because not all legal actions for recovery have been fully exhausted.

In addition to the allowance for loan losses, the Group also estimates probable losses related to unfunded lending commitments, such as commercial letters of credit, standby letters of credit and financial guarantees written. Additions to the reserve for unfunded lending commitments are made by charges to the provision for credit losses. The allowance is estimated using the methodology applied to commercial loans.

Fair Value—The Group measures the fair market values of its financial instruments in accordance with ASC 820 ''Fair Value Measurements and Disclosures'', which establishes a framework for measuring fair value and also provides certain disclosure requirements. Also in accordance with ASC 820, the Group categorizes its financial instruments, based on the priority of inputs to the valuation technique, into a three-level hierarchy, as discussed below. Trading account assets and liabilities, derivative assets and liabilities, AFS debt and marketable equity securities, and certain other assets are carried at fair value. The Group has also elected to carry certain assets and liabilities at fair value in accordance with ASC 825 ''Financial Instruments'', including certain loans and long-term debt. ASC 825 allows an entity the irrevocable option to elect fair value for the initial and subsequent measurement for certain financial assets and liabilities on a contract-by-contract basis.

The fair value disclosures are presented in Note 37. The levels of hierarchy with respect to the fair values are the following:

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain government securities that are highly liquid and are actively traded in over-the-counter (OTC) markets.

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, as well as debt securities without quoted prices and certain derivative contracts whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes government and corporate debt securities with prices in markets that are not active and over-the-counter derivative contracts.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Transfers between levels are recognized at the end of the reporting period.

Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities become unobservable or observable, respectively, in the current marketplace.

Goodwill, software and other intangibles—Net assets of companies acquired in purchase transactions are recorded at fair value at the date of the acquisition. As such, the historical cost basis of individual assets and liabilities are adjusted to reflect their fair value. Goodwill is not amortized, but is reviewed at the reporting unit level for potential impairment at least on an annual basis at the end of the reporting period, or more frequently if events or circumstances indicate a potential impairment. The Group has an option to assess qualitative factors to determine if it is necessary to perform the goodwill impairment test. If, after assessing the totality of events or circumstances, the Group determines that it is not more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, no further testing is necessary. If, however, the Group determines that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, then the Group is required to perform the first step of the two-step goodwill impairment test. The impairment test is performed in two phases. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, an additional procedure must be performed. That additional procedure compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. An impairment loss is recorded to the extent that the carrying amount of goodwill exceeds its implied fair value. Intangible assets subject to amortization are evaluated for impairment if events and circumstances indicate a possible impairment. Intangible assets that are not subject to amortization are tested for impairment annually or more frequently if events or changes in circumstances indicate that the assets might be impaired. Intangible assets subject to amortization are amortized on a straight-line basis over the period benefited, using an estimated range of anticipated lives not exceeding a period of 20 years for software and 6 to 11 years for intangibles arising on acquisitions such as customer relationships and core deposits. Trade names have indefinite useful lives.

Premises and equipment—Premises and equipment, including buildings, are stated at cost less accumulated depreciation, except for land, which is stated at cost. Depreciation is provided on a straight-line depreciation basis over the estimated useful lives of individual assets and classes of assets. Maintenance, repairs and minor alterations are expensed as incurred.

Long-lived assets held for sale, including those that are to be disposed of, are evaluated for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability is evaluated by determining if the expected undiscounted future cash flows of a long-lived asset are lower than its carrying value. If not recoverable, the Group recognizes an impairment loss for the difference between the carrying amount and the estimated fair value of the asset. The impairment loss, if any, is reflected in non-interest expense.

Sale and leaseback transactions—We account for sale-leaseback transactions as financings. Accordingly, we record certain of the assets subject to these transactions on our consolidated balance sheets in property and equipment and the related sales proceeds as financing obligations. Payments on the leases are recognized as interest expense and a reduction of the related obligations.

Variable Interest Entities—The Group is involved with VIEs in the normal course of business. The primary use of VIEs is to obtain sources of liquidity for the Group. The Group is also involved in VIEs used for the securitization of certain loans as discussed below.

VIEs are entities defined in ASC 810 ''Consolidation'' as entities which either have a total equity investment at risk that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest (i.e., ability to make significant decisions through voting rights, right to receive the expected residual returns of the entity, and obligation to absorb the expected losses of the entity). Investors that finance the VIE through debt or equity interests, or other counterparties that provide other forms of support, such as guarantees, or subordinated fee arrangements, are variable interest holders in the entity.

The Group is deemed to have a controlling financial interest and is the primary beneficiary of a VIE if it has both the power to direct the activities that most significantly impact the VIE's economic success and a right to receive benefits or absorb losses of the entity that could be potentially significant to the VIE. The Group continually reassesses whether it is the primary beneficiary of a VIE.

For additional information on certain of our VIEs, see Note 13.

Securitization—The Group securitizes, sells and services interests in residential mortgage loans, credit cards, consumer and commercial loans. In general the loans are sold to VIEs, which issue securities collateralized with these assets. The accounting for these activities is governed by ASC 860 ''Transfers and Servicing''. When a financial asset is transferred, the Group assesses whether the transferor and its consolidated affiliates have surrendered control over the transferred financial assets, determining first whether the transferee should be consolidated. A transfer of an entire financial asset, or a portion of a financial asset that meets the definition of a participating interest, in which the Group has surrendered control over those financial assets shall be accounted for as a sale if and only if all of the following conditions are met:

(a) the transferred financial assets have been isolated from the Group—put presumptively beyond the reach of the Group and its creditors, even in bankruptcy or other receivership;

(b) each transferee has the right to pledge or exchange the assets it received, and no condition both constrains the transferee from taking advantage of its rights to pledge or exchange and provided more than a trivial benefit to the Group; and

(c) the Group does not maintain effective control over the transferred assets through either

(1) an agreement that both entitles and obligates the Group to repurchase or redeem them before their maturity, (2) the ability to unilaterally cause the holder to return specific assets other than through a cleanup call or (3) an agreement that permits the transferee to require the Group to repurchase the transferred financial assets at a price that is so favorable to the transferee that it is probable that the transferee will require the Group to repurchase them.

For transfers of financial assets recorded as sales, the Group recognizes and initially measures at fair value all assets obtained (including beneficial interests) and liabilities incurred. The Group recognizes a gain or loss in net trading gain/(loss) for the difference between the carrying amount and the fair value of the assets sold.

Income taxes—Income taxes payable on profits, based on the applicable tax laws in each jurisdiction, are recognized as an expense in the period in which profits arise. The Group accounts for deferred income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements.

Deferred income tax assets and liabilities are determined using the asset and liability (or balance sheet) method based on enacted income tax rates/laws expected to apply upon reversal. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the differences between the book and tax bases of the balance sheet assets and liabilities. The impact on changes in tax laws and rates are recognized in their entirety within income tax expense in the period that includes the date of enactment in the respective jurisdiction.

Recognition of deferred tax assets is based on Management's belief that it is more likely than not that the tax benefit associated with certain temporary differences, such as tax operating loss carry forward and tax credits, will be realized, based on all available evidence. A valuation allowance is recorded to reduce the amount of the deferred tax assets to the highest amount that is more likely than not to be realized. In making such determination, the Group considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial results. In the event the Group was to determine that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount, it would make an adjustment to the valuation allowance which would reduce the provision for income taxes.

The Group does not recognize in its financial statements tax benefits for tax positions unless it has met the recognition and measurement principles contained in ASC 740 ''Income taxes''. A benefit can only be recognized if it is ''more likely than not'' that the benefit will be sustained on audit by the taxing authority based solely on the technical merits of the associated tax position. In this evaluation, the Group assumes that the position (1) will be examined by a taxing authority that has full knowledge of all relevant information and (2) will be resolved in the court of last resort. If the recognition threshold is not met, no benefit is recognized, even when the Group believes that a certain amount of benefit will ultimately be realized. Tax benefits for positions meeting the recognition criteria, are recognized in the financial statements in the amount that is at least more likely than not to be sustained upon settlement with the tax authorities. The Group recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense.

Insurance operations—Insurance operations include both life and general (property and casualty) insurance underwriting operations. Life insurance underwriting operations include traditional and universal life-type contracts. Traditional basic life insurance policies with regular and single premium mode are accounted for as long-duration and limited-payment contracts respectively. Riders attached to basic life policies distinguished by the ability of the Group to apply premium increases in order to absorb adverse claims experience. Property and Casualty insurance policies are accounted for as short duration contracts and their corresponding liabilities (Unearned premium reserves, Unexpired risk reserve, Outstanding claims reserve and Provision for claims incurred but not reported (''IBNR'')) are included in Insurance Reserves in the accompanying Consolidated Balance Sheets. Income from insurance operations and expenses such as insurance claims, reserves movement, commissions and reinsurance premium ceded are included in other non-interest income and expenses, respectively. In particular, premiums from life insurance and mortgage payment insurance plans are included in ''Other non-interest income'', whereas claims, reserve movement and commissions are included in ''Other non-interest expense''.

Premium revenues from traditional life insurance policies (long-duration contracts) are recognized as revenue as and when they become due from policyholders. Premiums collected on universal life-type contracts are not reported as revenue. Revenues from such contracts represent amounts assessed against policyholders and are reported in the period that the amounts are assessed. Premium income from short duration contracts, including reinsurance assumed, is recognized over the life of the policy. Income and costs on policies, which relate to subsequent periods are deferred and recognized in the period to which they relate. Liabilities for outstanding claims and claim adjustment expenses are estimates of payments to be made for reported claims and claim adjustment expenses and estimates of claim and claim adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses of historical loss patterns and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; adjustments are recognized in the period in which the adjustments occur.

The Group establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with U.S.GAAP and applicable actuarial standards. For long duration contracts, principal assumptions used in the establishment of liabilities for future policy benefits are future investment yields, mortality, expenses, options and guarantees, morbidity and termination rates at the time of inception of insurance contracts. Original assumptions are adjusted to reflect actual experience and may require the establishment of premium deficiency reserve. Revised assumptions reflect estimates of future monetary inflation, medical inflation, the swap rate of bonds as at the end of each reporting period and recent experience concerning risk factors mentioned above. An appropriate discount factor is used. Premium deficiency reserve may also be established for short duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. Changes in the premium deficiency reserve are recognized in the period in which the changes occur. The liability for policy benefits for universal life type contracts is calculated as the balance accrued to the benefit of the policyholders at the reporting date and the amount necessary to cover any loss expected to incur due to guarantees offered to policyholders at maturity of the contract.

The Group incurs costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts, including commissions and other incremental direct costs of contract acquisition, are capitalized recognized in other assets. All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred. Deferred acquisition costs are amortized over the terms of the insurance policies.

For each of its reinsurance agreements, the Group determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Group's obligations as the primary insurer. The Group reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the Consolidated Balance Sheets. Amounts currently recoverable under reinsurance agreements are included in Other Assets and amounts currently payable are included in Other Liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Group under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Pensions—The Group sponsors both defined contribution and defined benefit pension plans, including defined benefit plans for children of Group personnel. The Group also provides termination indemnities to its retiring staff, depending on the Group company and the jurisdiction in which it operates.

Contributions to defined contribution plans are charged to the income statement as employee benefits when the employee renders service to the Group.

With regards to defined benefit pension plans, the Group calculates the projected benefit obligation at the end of each reporting period as the actuarial present value of all benefits attributed to employee service rendered based on the respective plan's benefit formula. This obligation less the fair value of any plan assets represents the funded status of the Group's plans and is recognized in the consolidated balance sheet under accounts payable, accrued expenses and other liabilities. Key assumptions used for the actuarial calculation are determined by the Group through future projections, which are based on historical trends, current market data and agreements between Group companies and their staff. Net periodic pension cost is recognized in the Group's income statement under employee benefits and includes service cost (the actuarial present value of benefits attributed to services rendered by employees), expected return on plan assets, amortization of prior service cost or credit and actuarial gains or losses. Net gains and losses are amortized to net periodic pension cost if, as of the beginning of the year, that net gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market related value of plan assets. Amortization of net gains and losses and prior service cost is performed over the average remaining service period of active employees expected to receive benefits under the plan.

Other assets and other liabilities—Other assets include, among other items, assets acquired through foreclosure proceedings, accounts receivable of non-financial services sector subsidiaries, deferred tax assets and taxes withheld.

Other liabilities include, among other items, accrued expenses and deferred income, deferred tax liabilities, accrued interest and commissions, pension liabilities, dividends payable and other accounts payable.

Foreclosed assets—Foreclosed assets arise when the Group initiates legal actions for debt collection upon the recognition that repayment or restructuring of the debt cannot be achieved. In case the exposures are collateralized with assets, legal actions involve the initiation of an auction program that targets the repayment of the loans through the collateral liquidation value.

The Group, under certain government-sponsored loan guarantee programs, can extend mortgage loans to borrowers with a guarantee that entitles the Group to recover all or a portion of the unpaid principal balance from the government if the borrower defaults. A mortgage loan is derecognized and a separate other receivable is recognized upon foreclosure if the following conditions are met: (1) The loan has a government guarantee that is not separable from the loan before foreclosure. (2) At the time of foreclosure, the Group has the intent to convey the real estate property to the guarantor and make a claim on the guarantee, and the Group has the ability to recover under that claim and (3) At the time of foreclosure, any amount of the claim that is determined on the basis of the fair value of the real estate is fixed. Upon foreclosure, the separate other receivable is measured based on the amount of the loan balance (principal and interest) expected to be recovered from the guarantor.

Assets that are classified as ''foreclosed assets'' are included in other assets upon actual foreclosure or when physical possession of the collateral is taken, through mutual agreement or court action. These assets are reported as held for sale in accordance with ASC 360-10-45-9. Foreclosed properties are initially measured at the fair value of the property less estimated costs to sell. Prior to foreclosure, any write-downs, if necessary, are charged to the allowance for loan losses. Subsequent to foreclosure, gains or losses on the sale of, and losses on the periodic revaluation of, foreclosed properties are recorded in ''Net other income/(expense)''.

Discontinued operations—A discontinued operation is a component of the Group that comprises operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity. Classification as discontinued operations occurs upon disposal or when the operations meet the criteria to be classified as held for sale.

Particularly, a disposal of a component of the Group or a group of components of the Group is reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on the Group's operations and financial results when any of the following occurs:

  The component of the Group or group of components of the Group meets the criteria for classification as held for sale.
  The component of the Group or group of components of the Group is disposed of by sale.
  The component of the Group or group of components of the Group is disposed of other than by sale (for example, by abandonment or in a distribution to owners in a spinoff)

Discontinued operations are presented on the face of the consolidated statement of income and comprehensive income.

Dividend policy

Current provisions applying to the bank under the Hellenic Republic Support plan and the HFSF recapitalization framework

Under Greek Law 3723/2008 setting forth the terms of the Hellenic Republic Bank Support Plan, the representative of the Hellenic Republic appointed to the Board of Directors may veto any resolution relating to dividend distribution, pursuant to a decision of the Minister of Finance, or if it is determined that such resolution may jeopardize the interests of the Bank's depositors or materially affect its solvency and orderly operation. In addition, pursuant to the HFSF Law, and in line with the provisions of the Relationship Framework Agreement with the HFSF, the HFSF's representative who sits on the Board of Directors also has the veto right over decisions regarding the distribution of dividends.

In line with the provisions of the HFSF Law, while the Bank participates in the recapitalization program under the said Law, as currently applies, distribution of dividends may not exceed 35% of net profits, as these are particularly determined within Greek Law 148/1967, as in force.

In addition, because the Bank has issued CoCos to the HFSF as part of the recapitalization completed in December 2015, as described in Note 25, and in line with the provisions of Cabinet Act 36/2015, no dividend shall be paid on the Bank's shares, in case the Bank has elected not to pay interest on the CoCos during the previous interest payment date.

  Finally, according to Article 16C of the HFSF Law, as long as the HFSF participates in the capital of credit institutions, the latter are not allowed to purchase own shares without the HFSF's prior approval, while also, within the context of Greek Law 3723/2008 as in force, it is prescribed that as long as credit institutions participate in the Hellenic Republic Bank Support Plan, purchase of own shares is prohibited, according to the particular provisions of the said Law as supplemented by Article 28 of Greek Law 3756/2009, as in force.

  Provisions on Payments of Dividends in line with the Capital Requirements Directive and Greek Company Law

  Payment of dividends by the Bank is also subject to compliance with the Capital Requirements Directive (Directive 2013/36/EU transposed into Greek Law 4261/2014), Greek Company Law (Law 2190/1920), and its Articles of Association.
  In particular, the Bank's profit for a relevant period would be allocated as follows:
  between 5% and 20% of our net profits for the period (based on IFRS), if any, are allocated to a statutory reserve until this reserve equals at least one half of the Bank's share capital. Once this requirement is satisfied, the allocation of further profits to the statutory reserve is not mandatory. The allocation of profits to the statutory reserve will again become mandatory if the reserve subsequently falls below one half of the share capital;
  according to article 3 of Greek Law 148/1967, the Bank is required to pay a minimum dividend equal to at least 35% of net profit of the Bank for the period of the year, if any, after the deduction of the amount allocated to the aforementioned statutory reserve and of any profits resulting from the sale of equity participations that represent at least 20% of the paid-up share capital of a subsidiary company, in which the Bank has held an equity participation for at least ten years, as long as the relevant amount of the distributable part of profits is bigger than the amount resulting from the application of article 45 par.2(b) of Greek Company Law 2190/1920 and article 3 of Greek Law 148/1967. Any unrealized net gains from valuation of financial instruments at fair value after the deduction of losses due to the same reason is excluded from the calculation of mandatory dividends prescribed by the applicable framework. The General Meeting, by a majority representing 65% of the paid-up share capital may decide to distribute less than the minimum dividend required by Greek Law 148/1967. In such case, the undistributed dividend (up to at least 35% over net profit prescribed by article 3 par. 1 of Greek Law 148/1967), must be transferred to a special reserve which must, within four years following its formation, be distributed in the form of a share dividend. Alternatively, the General Meeting by a majority representing 70% of the Bank's paid-up share capital, may vote to distribute an amount lower than the minimum obligatory dividend or not to pay any dividend whatsoever without transferring the relevant amounts to a special reserve; and
  subject to paragraph (b) above, after deduction of the minimum obligatory dividend, a portion of profits, to be determined by the General Meeting may be allocated to special reserves and an amount may be deducted in respect of fees payable to the members of the Board of Directors and any remaining profits may be distributed as an additional dividend or treated as retained earnings.
  Subject to the provisions regulating a share capital decrease, no profits may be distributed to shareholders if at the end of the previous financial year, the Bank's total equity is, or as a result of the said distribution will be, less than the Bank's share capital plus mandatory reserves, whose distribution is prohibited by law or its Articles of Association.
  The distributable profits shall not exceed the results of the last financial year on an unconsolidated basis net of tax, plus retained earnings and reserves the distribution of which is allowed (and has been approved by the General Meeting), less any losses carried forward and any amounts required by law or its Articles of Association to be allocated towards the formation of reserves. The profits to be distributed are payable to the shareholders within two months from the approval of the annual financial statements at the Annual General Meeting. A shareholder's claim to a declared dividend is subject to a five-year statute of limitations, after which the dividend passes to the Hellenic Republic.
  Pursuant to relevant legislation, the Bank may also distribute interim dividends at the discretion of its Board of Directors, so long as it submits at least 20 days before the distribution of such dividends to the Ministry of Economy, Development and Tourism an accounting statement of the Bank, and while fulfilling publicity requirements in line with article 46 of Greek Company Law 2190/1920. Interim dividends may not exceed one-half of the net profits, as stated in such accounting statements.
  Pursuant to Article 131 of the CRD Law (which transposed into Greek Law article 141 of the CRD IV Directive), the Bank may not make, inter alia, dividend payments, if and to the extent that such payment would cause, when aggregated with other distributions in connection with CET1 referred to in paragraph 1 of Article 131 of Greek law 4261/2014 (which transposed into Greek law Article 141(2) of the CRD IV Directive) the Maximum Distributable Amount to be exceeded. In particular, under Article 131 of Greek Law 4261/2014, credit institutions that meet the combined buffer requirement, are prohibited from making a distribution in connection with CET1 to an extent that would decrease its CET1 capital to a level where the combined buffer requirement is no longer met, whereas credit institutions that fail to meet the “combined buffer requirement” must determine a Maximum Distributable Amount to be calculated in accordance with the provisions of the CRD Law and notify such Maximum Distributable Amount to the Bank of Greece. In the latter case, the credit institution shall not undertake any of the following actions before it has calculated the Maximum Distributable Amount: (a) make a distribution in connection with Common Equity Tier 1 capital; (b) create an obligation to pay variable remuneration or discretionary pension benefits or pay variable remuneration if the obligation to pay was created at a time when the institution failed to meet the combined buffer requirements; (c) make payments on Additional Tier 1 instruments While an institution fails to meet or exceed its combined buffer requirement, it shall not distribute through any action referred to in the preceding paragraph more than the Maximum Distributable Amount calculated in accordance with article 131 of Greek Law 4261/2014. The above requirement for restrictions on distributions shall apply during the transitional period between January 1, 2016 and December 31, 2018 where institutions fail to meet the combined buffer requirement.

The restrictions will be scaled according to the extent of the breach of the “combined buffer requirement” and calculated as a percentage of the profits of the institution since the last distribution of profits or “discretionary payment”. Such calculation will result in a Maximum Distributable Amount in each relevant period. As an example, the scaling is such that in the first (that is the lowest) quartile of the “combined buffer requirement”, no “discretionary distributions” will be permitted to be paid. In the event of a breach of the “combined buffer requirement”, the Bank will be required to calculate its Maximum Distributable Amount, and as a consequence it may be necessary for the Bank to reduce discretionary payments, including by exercising its discretion to cancel (in whole or in part) dividend payments. The “combined buffer requirements” will be breached if the Bank fails to meet one of the minimum capital ratios applicable to the Bank, as well as, in certain other circumstances.

Resale and repurchase agreements—The Group enters into securities purchases under agreements to resell (resale agreements) and securities sales under agreements to repurchase (repurchase agreements) of substantially identical securities. Resale agreements and repurchase agreements are accounted for as secured lending and secured borrowing transactions, respectively. The Group, as a secured party, generally has the right to require the counterparties to provide collateral, including letters of credit, cash, securities and other financial assets.

The amounts advanced under resale agreements and the amounts borrowed under repurchase agreements are carried on the consolidated balance sheet at the amount advanced or borrowed plus accrued interest. The market value of these securities is monitored and the level of collateral is adjusted accordingly.

Repurchase-to-maturity transactions—A repurchase agreement in which the settlement date of the agreement to repurchase a transferred financial asset is at the maturity date of that financial asset and the agreement does not require the transferor to reacquire the financial asset is accounted for as secured borrowing as if the transferor maintains effective control.

Repurchase financing arrangements—An initial transfer of a financial asset and a contemporaneous repurchase agreement repurchase agreement with the same counterparty are accounted for separately. The repurchase agreement is recognized as secured borrowing.

Repurchase of own debt—Repurchase of own debt is accounted for as a derecognition in accordance with ASC 405-20 ''Liabilities—Extinguishment of liabilities''. On the date of extinguishment the difference between the carrying value (which includes amortization of any premium/discount and issue costs up to the re-acquisition date) and the acquisition price is recorded as a gain in the income statement.

Share-based payment transactions—The Bank has approved Group-wide share options plans for the executive members of the Board of Directors (''BoD''), management and staff of the Group. The fair value of the employee services received in exchange for the grant of the options is recognized as a compensation cost, with the corresponding credit recognized in equity. The total amount to be expensed over the requisite period, which is determined by reference to the fair value of the share options granted, is calculated with the graded vesting attribution method. The fair value of the options is determined using an option-pricing model that takes into account the stock price at the grant date, the exercise price, the expected life of the options, the expected volatility of and the expected dividends on the underlying stock, and the risk-free interest rate over the expected life of the option.

When the options are exercised and new shares are issued, the proceeds received net of any transaction costs are credited to common stock and additional paid-in capital.

Accumulated other comprehensive income/(loss) (Accumulated OCI)—The Group records unrealized gains and losses on AFS Securities, unrecognized actuarial gains and losses, transition obligation and prior service costs on Pension and Postretirement plans and foreign currency translation adjustments in Accumulated OCI, net of tax. Gains and losses on AFS Securities are reclassified to income statement as the gains or losses are realized upon sale of the securities. Other-than-temporary impairment charges are reclassified to income statement at the time of the charge. Translation gains or losses on foreign currency translation adjustments are reclassified to income statement upon the substantial sale or liquidation of investments in foreign operations.

Treasury stock—The Group's parent company's common stock, owned by the Group entities, is considered to be treasury stock and is recorded at cost. Gains and losses on disposal of treasury stock are recorded in equity.

Earnings per share—Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of ordinary shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts were exercised and is computed after giving consideration to the weighted average dilutive effect of these common stock equivalents.

Adjustments to the carrying amount of redeemable non-controlling interest in the form of a common stock instrument with a fair value redemption feature do not impact earnings per share.

For the purpose of the earnings per share calculations, shares owned by entities within the Group are not included in the calculations of the denominators.

Use of estimates—In preparing these consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated balance sheets and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

Recently adopted accounting pronouncements

In January 2014, the FASB issued ASU 2014-04 “Receivables—Troubled Debt Restructurings by Creditors (Subtopic 310-40) Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure”. The amendments in this Update clarify that an in substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either (1) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure or (2) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. Additionally, the amendments require interim and annual disclosure of both (1) the amount of foreclosed residential real estate property held by the creditor and (2) the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure according to local requirements of the applicable jurisdiction. The amendments in this Update are effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2014. An entity can elect to adopt the amendments in this Update using either a modified retrospective transition method or a prospective transition method. Under the modified retrospective transition method, an entity should apply the amendments in this Update by means of a cumulative-effect adjustment to residential consumer mortgage loans and foreclosed residential real estate properties existing as of the beginning of the annual period for which the amendments are effective. Assets reclassified from real estate to loans as a result of adopting the amendments in this Update should be measured at the carrying value of the real estate at the date of adoption. Assets reclassified from loans to real estate as a result of adopting the amendments in this Update should be measured at the lower of the net amount of loan receivable or the real estate's fair value less costs to sell at the time of adoption. For prospective transition, an entity should apply the amendments in this Update to all instances of an entity receiving physical possession of residential real estate property collateralized by consumer mortgage loans that occur after the date of adoption. The implementation of these amendments by the Group did not have a significant impact on the Group's financial position and results of operations.

In June 2014, the FASB issued ASU 2014-11 “Transfers and Servicing (Topic 860) Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The amendments in this Update require two accounting changes. First, the amendments in this Update change the accounting for repurchase-to-maturity transactions to secured borrowing accounting. Second, for repurchase financing arrangements, the amendments require separate accounting for a transfer of a financial asset executed contemporaneously with a repurchase agreement with the same counterparty, which will result in secured borrowing accounting for the repurchase agreement.

The amendments in this Update require disclosures for certain transactions comprising (1) a transfer of a financial asset accounted for as a sale and (2) an agreement with the same transferee entered into in contemplation of the initial transfer that results in the transferor retaining substantially all of the exposure to the economic return on the transferred financial asset throughout the term of the transaction. For those transactions outstanding at the reporting date, the transferor is required to disclose the following by type of transaction (for example, repurchase agreements, securities lending arrangements, and a sale with a total return swap):

1. The carrying amount of assets derecognized as of the date of derecognition

2. The amount of gross proceeds received by the transferor at the time of derecognition for the assets derecognized

3. The information about the transferor's ongoing exposure to the economic return on the transferred financial assets

4. The amounts that are reported in the statement of financial position arising from the transaction, such as those represented by derivative contracts.

The amendments in this Update also require the following disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings:

1. A disaggregation of the gross obligation by the class of collateral pledged

2. The remaining contractual tenor of the agreements

3. A discussion of the potential risks associated with the agreements and the related collateral pledged, including obligations arising from a decline in the fair value of the collateral pledged and how those risks are managed.

The implementation of these amendments by the Group did not have a significant impact on the Group's financial position and results of operations.

In August 2014, the FASB issued ASU 2014-14 “Receivables—Troubled Debt Restructurings by Creditors (Subtopic 310-40) Classification of Certain Government-Guaranteed Mortgage Loans upon Foreclosure”. Under certain government-sponsored loan guarantee programs, qualifying creditors can extend mortgage loans to borrowers with a guarantee that entitles the creditor to recover all or a portion of the unpaid principal balance from the government if the borrower defaults.

The amendments in this Update require that a mortgage loan be derecognized and that a separate other receivable be recognized upon foreclosure if the following conditions are met: (1) The loan has a government guarantee that is not separable from the loan before foreclosure. (2) At the time of foreclosure, the creditor has the intent to convey the real estate property to the guarantor and make a claim on the guarantee, and the creditor has the ability to recover under that claim and (3) At the time of foreclosure, any amount of the claim that is determined on the basis of the fair value of the real estate is fixed.

Upon foreclosure, the separate other receivable should be measured based on the amount of the loan balance (principal and interest) expected to be recovered from the guarantor. The implementation of these amendments by the Group did not have a significant impact on the Group's financial position and results of operations.

In April 2014, the FASB issued ASU 2014-08 “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360) Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity”. ASU 2014-08 changes the criteria for reporting discontinued operations while enhancing disclosures. Under the ASU, only disposals representing a strategic shift having a major effect on an entity's operations and financial results, such as a disposal of a major geographic area, a major line of business or a major equity method investment, may be presented as discontinued operations. Additionally, the ASU requires entities to separately present assets and liabilities of a discontinued operation for all comparative periods on the face of the balance sheet. Before these amendments, ASC 205-20 neither required nor prohibited such presentation.

The Group's consolidated income statement for the twelve months period ended December 31, 2013 and 2014 and balance sheet as at December 31, 2014 and respective disclosures have been restated in order to exclude the impact of discontinued operations (i.e. Finansbank A.S.). See Note 17 for an analysis of the discontinued operations and long-lived assets held for sale and liabilities directly associated with long-lived assets held for sale.

In May 2015, the FASB issued ASU 2015-08 “Business Combinations (Topic 805)”. This Update amends various SEC paragraphs pursuant to the issuance of Staff Accounting Bulletin No. 115, Topic 5: Miscellaneous Accounting, regarding various pushdown accounting issues. This ASU is applicable to all entities and is effective upon issuance (issuance date May 8, 2015). The implementation of these amendments by the Group did not have a significant impact on the Group's financial position, results of operations and disclosures.

In November 2014, the FASB issued ASU 2014-16 “Derivatives and Hedging (Topic 815)”. Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity”. The amendments in this Update do not change the current criteria in U.S. GAAP for determining when separation of certain embedded derivative features in a hybrid financial instrument is required. That is, an entity should consider all relevant terms and features, including the embedded derivative feature being evaluated for bifurcation, in evaluating the nature of the host contract.. The amendments clarify how current U.S. GAAP should be interpreted in evaluating the economic characteristics and risks of a host contract in a hybrid financial instrument that is issued in the form of a share. Specifically, the amendments clarify that an entity should consider all relevant terms and features—including the embedded derivative feature being evaluated for bifurcation—in evaluating the nature of the host contract. Furthermore, the amendments clarify that no single term or feature would necessarily determine the economic characteristics and risks of the host contract. Rather, the nature of the host contract depends upon the economic characteristics and risks of the entire hybrid financial instrument.

In addition, the amendments in this Update clarify that, in evaluating the nature of a host contract, an entity should assess the substance of the relevant terms and features (that is, the relative strength of the debt-like or equity-like terms and features given the facts and circumstances) when considering how to weight those terms and features. The assessment of the substance of the relevant terms and features should incorporate a consideration of the characteristics of the terms and features themselves; the circumstances under which the hybrid financial instrument was issued or acquired; and the potential outcomes of the hybrid financial instrument, as well as the likelihood of those potential outcomes.

The Group early adopted this ASU in 2015 prospectively and applied its guidance for determining the nature of the host contract when evaluating each embedded feature of the contingently convertible securities issued by the Bank on December 9, 2015. See Note 25. The impact of adopting the ASU was not material on the Group's financial position and results of operations.

Recently issued accounting pronouncements

In May 2014, the FASB issued ASU 2014-09 “Revenue from Contracts with Customers (Topic 606)”. The guidance in this Update affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (for example, insurance contracts or lease contracts). The ASU will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective on January 1, 2018. Early application is permitted for annual periods beginning after December 15, 2016; however, the Group does not expect to early adopt. The ASU is not applicable to financial instruments and, therefore, is not expected to impact a majority of the Group's revenue, including net interest income. Further, in April 2016, the FASB issued ASU 2016-10 “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing”. This Update clarifies guidance related to identifying performance obligations and licensing implementation guidance contained in the new revenue recognition standard. The Group is evaluating the effect that ASU 2014-09 and ASU 2016-10 will have on its financial position and results of operations.

In August 2014, the FASB issued ASU 2014-13 “Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity”. The amendments in ASU 2014-13 provide an alternative to Topic 820, Fair Value Measurement, for measuring the financial assets and the financial liabilities of a consolidated collateralized financing entity to eliminate the difference in the fair value of the financial assets of a collateralized financing entity, as determined under U.S. GAAP, when they differ from the fair value of its financial liabilities even when the financial liabilities have recourse only to the financial assets. When the measurement alternative is elected, both the financial assets and the financial liabilities of the collateralized financing entity should be measured using the more observable of the fair value of the financial assets or the fair value of the financial liabilities. The amendments clarify that when the measurement alternative is elected, a reporting entity's consolidated net income (loss) should reflect the reporting entity's own economic interests in the collateralized financing entity, including: (1) changes in the fair value of the beneficial interests retained by the reporting entity, and (2) beneficial interests that represent compensation for services. The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Early application is permitted. The Group has not applied these amendments and has not yet determined their impact on the Group's financial position and results of operations.

In August 2014, the FASB issued ASU 2014-15 “Presentation of Financial Statements—Going Concern (Subtopic 205-40) Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern”. The amendments in this Update require that in connection with preparing financial statements for each annual and interim reporting period, an entity's management should evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued (or within one year after the date that the financial statements are available to be issued when applicable). The amendments in ASU 2014-15 are intended to define management's responsibility to evaluate whether there is substantial doubt about an organization's ability to continue as a going concern and to provide related footnote disclosures. The amendments in this Update are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. The Group has not applied these amendments but the ASU is not expected to have an impact on the Group's financial position and results of operations.

In January 2015, the FASB issued ASU No. 2015-1 “Income Statement—Extraordinary and Unusual Items (Subtopic 225-20)”. The objective of this Update is to simplify the income statement presentation requirements in Subtopic 225-20 by eliminating the concept of extraordinary items. Extraordinary items are events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence. Eliminating the extraordinary classification simplifies income statement presentation by altogether removing the concept of extraordinary items from consideration. The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. A reporting entity may apply the amendments prospectively. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The Group has not applied these amendments but the ASU is not expected to have an impact on the Group's financial position and results of operations.

In February 2015, the FASB issued ASU No. 2015-02 “Consolidation (Topic 810)”. The amendments in this Update affect reporting entities that are required to evaluate whether they should consolidate certain legal entities. All legal entities are subject to reevaluation under the revised consolidation model. Specifically, the amendments:

1.       Modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities (VIEs) or voting interest entities.

2.       Eliminate the presumption that a general partner should consolidate a limited partnership.

3.       Affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships.

4.       Provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

The amendments in this Update are effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. For all other entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2016, and for interim periods within fiscal years beginning after December 15, 2017. Early adoption is permitted, including adoption in an interim period. A reporting entity also may apply the amendments retrospectively. The Group has not applied these amendments and has not yet determined their impact on the Group's financial position, results of operations and disclosures.

In April 2015, the FASB issued ASU No. 2015-03—“Interest—Imputation of Interest (Subtopic 835-30)”. To simplify presentation of debt issuance costs, the amendments in this Update require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this Update. For public business entities, the amendments in this Update are effective for financial statements issued for fiscal years beginning after December 15, 2015. Early adoption of the amendments in this Update is permitted for financial statements that have not been previously issued. In August 2015, the FASB issued ASU 2015-15— Interest—Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements. This ASU adds SEC paragraphs pursuant to the SEC Staff Announcement at the June 18, 2015 Emerging Issues Task Force (EITF) meeting about the presentation and subsequent measurement of debt issuance costs associated with line-of-credit arrangements.

In April 2015, the FASB issued ASU No. 2015-04—“Compensation—Retirement Benefits (Topic 715)”. The amendments in this Update provide a practical expedient for employers with fiscal year-ends that do not fall on a month-end by permitting those employers to measure defined benefit plan assets and obligations as of the month-end that is closest to the entity's fiscal year-end. For public business entities, the amendments in the ASU are effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. This ASU is not applicable and will have no effect on the Group's financial position and results of operations.

In April 2015, the FASB issued ASU No. 2015-05—“Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40)”. The objective of the amendments in this Update is to address the concerns of stakeholders that the lack of guidance about a customer's accounting for fees in a cloud computing arrangement leads to unnecessary cost and complexity when evaluating the accounting for those fees, as well as some diversity in practice. The amendments in this ASU help entities evaluate the accounting for fees paid by a customer in a cloud computing arrangement by providing guidance as to whether an arrangement includes the sale or license of software. The amendments are effective for public business entities for annual periods, including interim periods within those annual periods, beginning after December 15, 2015. Early adoption is permitted. The Group has not applied these amendments and has not yet determined their impact on the Group's financial position, results of operations and disclosures.

In May 2015, the FASB issued ASU 2015-07 “Fair Value Measurement (Topic 820)”, which is intended to reduce diversity in practice related to the categorization of investments measured at NAV within the fair value hierarchy. The ASU removes the current requirement to categorize investments for which fair value is measured using the NAV per share practical expedient within the fair value hierarchy. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. A reporting entity should apply the amendments retrospectively to all periods presented. Earlier application is permitted. The Group has not applied these amendments and has not yet determined their impact on the Group's financial position, results of operations and disclosures.

In May 2015, the FASB issued ASU 2015-09 “Financial Services—Insurance (Topic 944) Disclosures about Short-Duration Contracts”. The amendments in ASU 2015-09 require insurance entities to disclose for annual reporting periods information about the liability for unpaid claims and claim adjustment expenses. The amendments also require insurance entities to disclose information about significant changes in methodologies and assumptions used to calculate the liability for unpaid claims and claim adjustment expenses, including reasons for the change and the effects on the financial statements. In addition, the amendments require insurance entities to disclose for annual and interim reporting periods a roll-forward of the liability for unpaid claims and claim adjustment expenses. For health insurance claims, the amendments require the disclosure of the total of incurred-but-not-reported liabilities and expected development on reported claims included in the liability for unpaid claims and claim adjustment expenses. The amendments in this Update are effective for annual periods beginning after December 15, 2015, and interim periods within annual periods beginning after December 15, 2016. The Group has not applied these amendments and has not yet determined their impact on the Group's financial position, results of operations and disclosures.

In May 2015, the FASB issued ASU 2015-10 “Technical Corrections and Improvements”. The amendments in this Update cover a wide range of Topics in the Codification. The amendments in this Update represent changes to make minor corrections or minor improvements to the Codification that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. The amendments in this Update that require transition guidance are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early option is permitted. The Group has not applied these amendments and has not yet determined their impact on the Group's financial position, results of operations and disclosures.

In September 2015, the FASB issued ASU 2015-16 “Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments”. The amendments in this Update require that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The amendments in this Update require that the acquirer record, in the same period's financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. The amendments in this Update require an entity to present separately on the face of the income statement or disclose in the notes the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as at the acquisition date. The amendments in this Update are effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. The amendments in this Update should be applied prospectively to adjustments to provisional amounts that occur after the effective date of this Update with earlier application permitted for financial statements that have not been issued. The Group has not applied these amendments and has not yet determined their impact on the Group's financial position, results of operations and disclosures.

In January 2016, the FASB issued ASU 2016-01 “Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”. The amendments in this Update make targeted improvements to generally accepted accounting principles (GAAP) as follows:

  Require equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income.

  Require public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes.

  Require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables).

  Eliminate the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost.

5. Simplify the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment.

6. Require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.

7. Clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity's other deferred tax assets.

The amendments in this ASU are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The ASU permits early adoption of the own credit provision. The Group has not applied these amendments and has not yet determined their impact on the Group's financial position, results of operations and disclosures.

In January 2016, the FASB issued ASU 2016-02 “Leases (Topic 842)”, which is intended to increase transparency and comparability of accounting for lease transactions. The ASU will require all leases to be recognized on the balance sheet as lease assets and lease liabilities and will require both quantitative and qualitative disclosures regarding key information about leasing arrangements. Lessor accounting is largely unchanged. The amendments in this ASU are effective for fiscal years beginning after December 15, 2018. Early application of the amendments in this Update is allowed. The Group has not applied these amendments and has not yet determined their impact on the Group's financial position, results of operations and disclosures.

In March 2016, the FASB issued ASU 2016-05 “Derivatives and Hedging (Topic 815), Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships”. The amendments in this Update clarify that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument under Topic 815 does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria (including those in paragraphs 815-20-35-14 through 35-18) continue to be met. the amendments in this Update are effective for financial statements issued for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. An entity has an option to apply the amendments in this Update on either a prospective basis or a modified retrospective basis. The Group has not applied these amendments but the ASU is not expected to have an impact on the Group's financial position and results of operations.

In March 2016, the FASB issued ASU 2016-06 “Derivatives and Hedging (Topic 815), Contingent Put and Call Options in Debt Instruments”. The amendments in this Update clarify the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. An entity performing the assessment under the amendments in this Update is required to assess the embedded call (put) options solely in accordance with the four-step decision sequence and it does not have to assess whether the event that triggers the ability to exercise a call (put) option is related to interest rates or credit risks. The amendments in this Update are effective for financial statements issued for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. The Group has not applied these amendments and has not yet determined their impact on the Group's financial position, results of operations and disclosures.

In March 2016, the FASB issued ASU 2016-07 “Investments—Equity Method and Joint Ventures (Topic 323), Simplifying the Transition to the Equity Method of Accounting”. The amendments in this Update eliminate the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by step basis as if the equity method had been in effect during all previous periods that the investment had been held. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor's previously held interest and adopt the equity method of accounting as at the date the investment becomes qualified for equity method accounting. Therefore, upon qualifying for the equity method of accounting, no retroactive adjustment of the investment is required. The amendments in this Update require that an entity that has an available-for sale equity security that becomes qualified for the equity method of accounting recognize through earnings the unrealized holding gain or loss in accumulated other comprehensive income at the date the investment becomes qualified for use of the equity method. The amendments in this Update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The amendments should be applied prospectively upon their effective date to increases in the level of ownership interest or degree of influence that result in the adoption of the equity method. Earlier application is permitted. No additional disclosures are required at transition. The Group has not applied these amendments and has not yet determined their impact on the Group's financial position, results of operations and disclosures.

In March 2016, the FASB issued ASU 2016-08 “Revenue from Contracts with Customers (Topic 606), Principal versus Agent Considerations (Reporting Revenue Gross versus Net)”. The amendments in this Update clarify the implementation guidance on principal versus agent considerations. The amendments in this Update are effective for annual reporting periods beginning after December 15, 2017. The Group has not applied these amendments and has not yet determined their impact on the Group's financial position, results of operations and disclosures.

In March 2016, the FASB issued ASU 2016-09 “Compensation—Stock Compensation (Topic 718), Improvements to Employee Share-Based Payment Accounting”. The areas for simplification in this Update involve several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. Some of the areas for simplification apply only to nonpublic entities. The amendments in this Update are effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is allowed. The Group has not applied these amendments and has not yet determined their impact on the Group's financial position, results of operations and disclosures.

In May 2016, the FASB issued ASU 2016-11—“Revenue Recognition (Topic 605) and Derivatives and Hedging (Topic 815) Rescission of SEC Guidance Because of Accounting Standards Updates 2014-09 and 2014-16 Pursuant to Staff Announcements at the March 3, 2016 EITF Meeting”. This ASU amends various SEC paragraphs of ASC 605 and ASC 815 pursuant to the issuance of ASU 2014-09 and ASU 2014-16. The implementation of these amendments by the Group did not have a significant impact on the Group's financial position, results of operations and disclosures.